Employee Stock Ownership Plan (ESOP) and ESOP Trust - Narrative (Detail) - Alion Science and Technology Corporation, Employee Ownership, Savings and Investment Plan [Member] - $ / shares	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee stock ownership plan period of service requirement eliminated	1 year
Estimated fair value of share price (in dollars per share)	$ 2.45	$ 2.45	$ 8.10